CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (251,403)	$ 66,892	$ 75,041
Other comprehensive gain:
Foreign currency translation (loss) gain	(11,222)	(4,797)	10,088
Income tax benefit (expense) on foreign currency translation (loss) gain	2,790	1,206	(2,533)
Foreign currency translation (loss) gain, net of taxes	(8,432)	(3,591)	7,555
Gain (loss) on derivatives	28,768	13,539	(7,305)
Income tax (expense) benefit on gain (loss) on derivatives	(7,202)	(3,403)	1,855
Gain (loss) on derivatives, net of taxes	21,566	10,136	(5,450)
Total other comprehensive gain	13,134	6,545	2,105
Comprehensive (loss) income	(238,269)	73,437	77,146
Net loss attributable to the noncontrolling interest			38
Foreign currency translation loss, net of taxes attributable to the noncontrolling interest			98
Comprehensive loss attributable to the noncontrolling interest			136
Comprehensive (loss) income attributable to WW International, Inc.	$ (238,269)	$ 73,437	$ 77,282